Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business Combinations

Note 8 - Business Combinations

Neura acquisition

On October 4, 2021, the Company acquired 100% of the share capital of Neura Inc. (“Neura”), a privately held company in the United States, which develops innovative artificial intelligence and machine learning solutions.

The total purchase consideration transferred for the Neura acquisition was $46,816 thousand, comprised of $13,000 thousand in cash, $33,316 thousand in equity for the fair value of 6,559,960 shares of the Company’s ordinary shares issued and additional $500 thousand in equity for the fair value of 98,450 shares of the Company’s ordinary shares that was not issued as of December 31, 2021, subject to working capital adjustments.

The following table summarizes the preliminary fair value of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
USD thousands

Cash and cash equivalents	2,980
Short-term restricted cash	55
Accounts receivable	340
Intangible assets	10,021
Goodwill	37,000
Other assets	430
Accounts payable, accrued expenses and other liabilities	(3,998)
Deferred revenue	(12)

Net assets acquired	46,816

Goodwill is primarily attributable to expected synergies arising from technology integration and expanded product availability to the Company’s existing and new customers. Goodwill is not deductible for income tax purpose. The identified intangible asset acquired was developed technology in the amount of $10,021 thousand with an estimated useful live of 6 years. Amortization expenses were $400 thousand for the year ended December 31, 2021.

The fair values assigned to assets acquired and liabilities assumed are preliminary based on management’s estimates and assumptions and may be subject to change as additional information is received and certain tax matters are finalized. The primary areas that remain preliminary relate to the income and non-income-based taxes and residual goodwill. The Company expects to finalize the valuation as soon as practicable, but not later than one year from the acquisition date.

In addition to the purchase consideration, the Company entered in to a retention award agreement with certain key employees and , expected to be released to these employees in one to two years from the acquisition date, subject to their continued service pay up to a $6,309 thousand. The payouts or vesting the retention considerations are subject to continued employment, and therefore recognized as compensation expense over the requisite service period.

The results of operations of Neura have been included in the consolidated financial statements since the date of the acquisition. Additionally, the Company incurred transaction costs of $422 thousand during the year ended December 31, 2021, which were included in general and administrative expenses in the consolidated statements of operations.

The following unaudited pro forma financial information summarizes the combined results of operations for the Company and Neura, as if the acquisition of Neura had been completed on January 1, 2020. The unaudited pro forma financial information was as follows:

	Year Ended	Year Ended
	December 31	December 31
	2021	2020
	USD thousands	USD thousands

Revenue	3,107	971
Net loss	(33,920)	(25,265)

The pro forma financial information for all periods presented above has been calculated after adjusting the results of Neura to reflect the business combination accounting effects resulting from this acquisition, including the amortization expense from acquired intangible assets and the share based compensation expense for unvested share options as though the acquisition had been completed on January 1, 2020. The historical consolidated financial statements have been adjusted in the pro forma combined financial statements to give effect to pro forma events that are directly attributable to the business combination and factually supportable. The pro forma financial information is for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of 2020.